Asset retirement obligation (Tables)	12 Months Ended
Dec. 31, 2024
Asset retirement obligation
Asset Retirement Obligation
	2024	2023	2022
ARO balance, beginning of the year	$27,030	$24,574	$22,337
Accretion expense	2,069	2,069	2,069
Change in ARO estimates	(4,338)	387	168
ARO balance, end of the year	24,761	27,030	24,574